Variables and Assumptions Used to Value Restricted Stock Awards (Detail) (2010 Equity Incentive Plan, Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Performance Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.29%	0.44%
Risk free interest rate, maximum	3.04%	3.65%
Expected volatility	45.00%	55.00%
Expected life	7 years	8 years
Expected dividends
Time Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage discount for lack of control	23.00%
Percentage discount for lack of marketability	20.00%